ADVANCE TO SUPPLIERS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Advance To Suppliers Net
SCHEDULE OF ADVANCE TO SUPPLIERS
	June 30,	December 31,
	2025	2024
Advances to Suppliers	$9,643,135	16,546,521
Less: allowance for credit losses	-	-
Advances to Suppliers, net	$9,643,135	16,546,521

	December 31,	December 31,
	2024	2023
Advances to Suppliers	$16,546,521	1,044,207
Less: allowance for credit losses	-	(269,740)
Advances to Suppliers, net	$16,546,521	774,467

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2025	2024
Balance as of the beginning of year	$-	269,740
Additions charged to credit losses	-	-
Effect of disposal subsidiaries	-	(269,740)
Balance as of the end of year	$-	-

The movement of the allowance for credit losses was as follows:

	December 31,	December 31,
	2024	2023
Balance as of the beginning of year	$269,740	66,010
Additions charged to credit losses	-	203,730
Effect of disposal subsidiaries	(269,740)	-
Balance as of the end of year	$-	269,740